Bonds Payable	12 Months Ended
Dec. 31, 2016
Bonds Payable
Bonds Payable

14.        Bonds Payable

Bonds issued in 2013 (“2013 Bonds”)

On January 29, 2013, the Company’s subsidiary, Shandong Borun has successfully registered its plan to issue private placement bonds with an aggregate principal amount of RMB500,000,000 with the Shanghai Stock Exchange, the PRC (the “Registered Plan”). Under the Registered Plan, Shandong Borun would initially issue a three-year fixed-rate private placement bonds with a principle amount of RMB350,000,000 on the date of registration, and thereafter, has the option to issue a second tranche of private placement bonds within six months from the date of registration with a principle amount of RMB150,000,000.

During the year ended December 31, 2013, Shandong Borun has issued the registered private placement bonds (the “2013 Bonds”) of RMB500,000,000. The proceeds from the issuance of the 2013 Bonds were used in the purpose for the Company’s working capital and capital expenditures. The 2013 Bonds were issued at face value of RMB100 each, bear a fixed annual interest rate of 9.3%, with maturity on April 16, 2016. At the end of the second year of the life of the 2013 Bonds, Shandong Borun raised interest rate from 9.3% to 9.5% per annum, and the holders of the 2013 Bonds have sold back total of RMB180,000,000 ($25,947,816) of the 2013 Bonds at face value during the year ended December 31, 2015. RMB320,000,000 was outstanding as of December 31, 2015 and the 2013 Bonds were fully settled during the year ended December 31, 2016.

The imputed interest rate in connection with the 2013 Bonds was 10.53%. Interests of the 2013 Bonds charged to the consolidated statement of income for the year ended December 31, 2014, 2015 and 2016 was RMB46,500,000, RMB33,885,000 and RMB3,175,144 ($457,711), respectively.

Debt issuance costs associated to the 2013 Bonds represented cost incurred for professional services from the sponsors and other various parties. The amortized debt issuance costs of the 2013 Bonds for the year ended December 31, 2014, 2015 and 2016 were RMB5,134,902, RMB5,134,902 and RMB427,908 ($61,685), respectively. The associated cost was fully amortized during the year ended December 31, 2016.

Bonds issued in 2016 (“2016 Bonds”)

On November 2, 2016, the Company’s subsidiary, Shandong Borun has issued a private placement bonds (the “2016 Bonds”) with an principal amount of RMB300,000,000 ($43,246,360) that registered with the Shanghai Stock Exchange. The proceeds from the issuance of the 2016 Bonds were used in the purpose for the Company’s working capital and capital expenditures. The 2016 Bonds were issued at face value of RMB100 ($14) each, bear a fixed annual interest rate of 6.5%, with maturity on November 2, 2021, and RMB 100,000,000 ($14,415,453) would be repaid at the end of each of the third, fourth and fifth year life of the 2016 Bonds.

The imputed interest rate in connection with the 2016 Bonds was 6.75%. Interests of the 2016 Bonds charged to the consolidated statement of income for the year ended December 31, 2014, 2015 and 2016 was RMB nil, RMB nil and RMB2,865,835 ($413,123), respectively. The Company has prepaid interests of RMB3,000,000 ($432,464) at the time of the issuance of the 2016 Bonds on November 2, 2016. As of December 31, 2015 and 2016, the prepaid interests of RMB nil and RMB134,165 ($19,341), respectively, was outstanding and recorded as prepaid expense under current assets.

Debt issuance costs associated to the 2016 Bonds of RMB7,075,472 ($1,019,961) represented cost incurred for professional services from the sponsors and other various parties, which was net of “Bonds payable in connection with 2016 Bonds” in the balance sheets. The amortized debt issuance costs of the 2016 Bonds based on imputed interest rate of 6.75% for the years ended December 31, 2014, 2015 and 2016 were RMB nil, RMB nil and RMB244,923 ($35,307), respectively, which was recorded as “Interest expense” in the statements of income and comprehensive income. As of December 31, 2015 and 2016, unamortized debt issuance costs associated to the 2016 Bonds was RMB nil and RMB6,830,549 ($984,654), respectively.

As of December 31, 2015 and 2016, non-current bonds payable less unamortized debt issuance costs was RMB nil and RMB293,169,451 ($42,261,706), respectively.